Segment Information (FY) - Segment Information (Details) - Reportable Segment - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting Information [Line Items]
Collaboration revenue	$ 21,000	$ 0	$ 21,000	$ 0	$ 0	$ 1,885
Clinical development	3,047	5,710	6,690	10,039	19,187	16,361
Research and discovery	1,028	3,537	3,183	6,856	12,660	14,389
General and administrative support	6,678	3,486	11,250	7,309	12,428	14,330
Manufacturing	218	2,610	1,792	6,698	8,523	19,759
Other segment expenses	2,871	2,199	4,198	4,631	7,879	10,640
Interest income	277	850	710	1,847	3,108	6,673
Interest expense	(475)	(1,301)	(1,843)	(2,564)	(5,274)	(4,656)
Loss on extinguishment of debt	(3,354)	0	(3,354)	0	0	(553)
Other income, net	64	11	738	179	2,021	1,615
Net loss	$ 3,670	$ (17,982)	$ (9,862)	$ (36,071)	$ (60,822)	$ (70,515)